EATON VANCE MANAGEMENT The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

January 26, 2009

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549 Attn: Office of Filings, Information & Consumer Services

Re:	Eaton Vance National Municipal Trust
Registration Statement on Form N-2 (333- ; 811-22269)

Ladies and Gentlemen:

     Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Eaton Vance National Municipal Trust (the “Fund”), is a registration statement on Form N-2 relating to Registrant’s initial issuance of common shares of beneficial interest, par value $.01 per share (the “Registration Statement”). The Fund has filed electronically a Notification of Registration on Form N-8A in conjunction with this filing.

     The Fund is a newly-organized, closed-end management investment company, and the Registration Statement is being filed for the purpose of registering common shares of beneficial interest of the Fund. The registration fee for purposes of the initial filing of $0.59 has been wired through the FEDWIRE system to the Securities and Exchange Commission’s (“SEC”) account at Mellon Bank. The Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

     The SEC Staff follows selective review procedures for registration statements, set forth in Securities Act Release No. 6510 (Feb. 15, 1984), which are applicable to all management investment company registration statements. The Staff may determine not to review a registration statement (or portions of a registration statement) based on similarity to prior filings that have been reviewed by the Staff. Based on these procedures, a registrant may identify portions of prior filings similar or identical to, and intended to serve as precedent for, a current filing.

     The Fund is nearly identical to a currently existing fund, and in this regard, the disclosure in the Registration Statement regarding the Fund is substantially similar to that contained in the Form N-2 registration statement filed on behalf of Eaton Vance Municipal Income Trust (333-70725; 811-09141). The Fund’s investment objective is to provide current income exempt from federal income tax. Each of the Eaton Vance Municipal Income Trust and the Fund will pursue its objective by investing primarily in high grade municipal obligations, but may invest a portion of its total assets in higher risk, higher yielding municipal obligations of lesser quality. During normal market conditions, each of the Eaton Vance Municipal Income Trust and the Fund will invest at least 80% of its total assets in debt obligations issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income tax (“municipal obligations”). In addition, (i) the Fund may invest up to 20% of its total assets in municipal

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obligations that are subject to the alternative minimum tax; and (ii) up to 20% of its total assets in municipal obligations rated below investment grade. Except as stated above, and the related additional risk disclosure, the Registration Statement is substantially identical to the above registration statement. Thus, the Staff may conclude that the entire Registration Statement needs only cursory (if any) review.

     The Fund desires to commence the public offering of its common shares as soon as possible and expects to begin circulating a “red herring” prospectus at the end of March. The appropriate legends are included on the cover pages of the prospectus and SAI. It is expected that the Fund will file a pre-effective amendment responding to any comments and registering additional shares promptly after the resolution of any comments, along with a request for acceleration of effectiveness of the Registration Statement.

     Questions should be directed to the undersigned at (617)598-8566.

Sincerely, /s/ Frederick S. Marius, Esq Frederick S. Marius, Esq. Vice President